Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover page
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SKILLZ INC.
Entity Central Index Key	0001801661
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false